Note 5 - Other Operating Income and Expenses - Components of Other Operating Income and Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other operating income:
Net income from other sales	$ 4,395	$ 16,275	$ 7,480
Net rents	4,325	4,852	6,462
Other	1,796		661
	10,516	21,127	14,603
Other operating expenses:
Contributions to welfare projects and non-profits organizations	9,158	9,534	9,052
Provisions for legal claims and contingencies		10	1
Loss on fixed assets and material supplies disposed / scrapped	118	57	94
Impairment charge			400,314
Allowance for doubtful receivables	84	432	1,114
Other		1,378
	9,360	11,411	410,575
From discontinued operations	(1)	(248)	(1)
	$ 9,359	$ 11,163	$ 410,574